Stockholders' equity - FY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' equity [Abstract]
Changes in Shares Outstanding
Changes in the shares of common stock for the nine months ended September 30, 2016 were as follows:

	Class A Common Stock	Class B Common Stock	Common Stock
Shares outstanding at beginning of year	13,803,183	1,513,592	—
Share dividend	8,617,963	—	—
Reclassification of capital structure	(22,421,146)	(1,783,858)	15,968,707
Common stock issuance, net of transaction costs	—	—	5,000,000
Stock-based compensation	—	270,266	—
Shares outstanding at September 30, 2016	—	—	20,968,707

Changes in the shares of outstanding Class A and Class B Common Stock were as follows:

	Year Ended December 31,
	2015	2014	2013
Class A Common Stock Outstanding:
Shares outstanding at beginning of year	13,795,530	8,180,500	8,190,500
Issuance of common shares:
Share dividend	—	5,604,858	—
Other	7,653	10,172	—
Repurchase of common shares	—	—	(10,000)
Shares outstanding at end of year	13,803,183	13,795,530	8,180,500

Class B Common Stock Outstanding:
Shares outstanding at beginning of year	1,287,696	1,060,488	841,960
Restricted stock grants vested	225,896	227,208	218,528
Shares outstanding at end of year	1,513,592	1,287,696	1,060,488

Nonvested Share-based Awards
The following table summarizes nonvested share-based awards:

	Year ended December 31,
	2015		2014		2013
	Number of Awards	Weighted Average Grant-date Fair Value	Number of Awards	Weighted Average Grant-date Fair Value	Number of Awards	Weighted Average Grant-date Fair Value
Nonvested awards, beginning of year	474,107	$0.25	689,127	$0.26	891,960	$0.26
Granted	33,500	1.20	21,500	0.29	25,000	0.12
Vested	(225,896)	0.31	(227,208)	0.26	(218,528)	0.25
Forfeited	(5,812)	0.21	(9,312)	0.17	(9,305)	0.29
Nonvested awards, end of year	275,899	$0.33	474,107	$0.25	689,127	$0.26